Expense Example, No Redemption - FidelityAdvisorEquityGrowthFund-AMCIZPRO - FidelityAdvisorEquityGrowthFund-AMCIZPRO - Fidelity Advisor Equity Growth Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Equity Growth Fund - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,856
Fidelity Advisor Equity Growth Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Equity Growth Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Equity Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750